Loans and Borrowings - Loans and Borrowings from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Albacore Notes
Loans and Borrowings [Roll Forward]
Changes in loans and borrowings, Beginning balance	$ 0	$ 0
Changes from financing cash flows
Proceeds from issuance of notes and warrants	191,000	0
Payment of debt issuance costs	(3,429)
Repayment of cash loan	0
Total changes from financing cash flows	187,571	0
Other changes
Fair value of warrants issued	(16,930)
Unpaid debt issuance costs	(2,801)
Amortization of fair value adjustment, discount, and debt issuance costs	761
Convertible loan notes converted	0	0
Non-cash conversion of loan notes to bonds	0
Other loans and borrowings activity, net	0
Total other changes	(18,970)	0
Changes in loans and borrowings, Ending balance	168,601	0
VNV Loan Notes
Loans and Borrowings [Roll Forward]
Changes in loans and borrowings, Beginning balance	0	0
Changes from financing cash flows
Proceeds from issuance of notes and warrants	15,000	0
Payment of debt issuance costs	0
Repayment of cash loan	(7,000)
Total changes from financing cash flows	8,000	0
Other changes
Fair value of warrants issued	0
Unpaid debt issuance costs	0
Amortization of fair value adjustment, discount, and debt issuance costs	0
Convertible loan notes converted	0	0
Non-cash conversion of loan notes to bonds	(8,000)
Other loans and borrowings activity, net	0
Total other changes	(8,000)	0
Changes in loans and borrowings, Ending balance	0	0
Unsecured Bonds
Loans and Borrowings [Roll Forward]
Changes in loans and borrowings, Beginning balance	0	0
Changes from financing cash flows
Proceeds from issuance of notes and warrants	64,563	0
Payment of debt issuance costs	(1,375)
Repayment of cash loan	(75,000)
Total changes from financing cash flows	(11,812)	0
Other changes
Fair value of warrants issued	0
Unpaid debt issuance costs	(171)
Amortization of fair value adjustment, discount, and debt issuance costs	3,983
Convertible loan notes converted	0	0
Non-cash conversion of loan notes to bonds	8,000
Other loans and borrowings activity, net	0
Total other changes	11,812	0
Changes in loans and borrowings, Ending balance	0	0
Convertible Loan Notes
Loans and Borrowings [Roll Forward]
Changes in loans and borrowings, Beginning balance	70,000	0
Changes from financing cash flows
Proceeds from issuance of notes and warrants	0	100,000
Payment of debt issuance costs	0
Repayment of cash loan	0
Total changes from financing cash flows	0	100,000
Other changes
Fair value of warrants issued	0
Unpaid debt issuance costs	0
Amortization of fair value adjustment, discount, and debt issuance costs	0
Convertible loan notes converted	(70,000)	(30,000)
Non-cash conversion of loan notes to bonds	0
Other loans and borrowings activity, net	0
Total other changes	(70,000)	(30,000)
Changes in loans and borrowings, Ending balance	0	70,000
Other Loans and Borrowings
Loans and Borrowings [Roll Forward]
Changes in loans and borrowings, Beginning balance	357	0
Changes from financing cash flows
Proceeds from issuance of notes and warrants	0	357
Payment of debt issuance costs	0
Repayment of cash loan	0
Total changes from financing cash flows	0	357
Other changes
Fair value of warrants issued	0
Unpaid debt issuance costs	0
Amortization of fair value adjustment, discount, and debt issuance costs	0
Convertible loan notes converted	0	0
Non-cash conversion of loan notes to bonds	0
Other loans and borrowings activity, net	(172)
Total other changes	(172)	0
Changes in loans and borrowings, Ending balance	185	357
Unsecured Notes
Loans and Borrowings [Roll Forward]
Changes in loans and borrowings, Beginning balance	70,357	0
Changes from financing cash flows
Proceeds from issuance of notes and warrants	270,563	100,357
Payment of debt issuance costs	(4,804)
Repayment of cash loan	(82,000)
Total changes from financing cash flows	183,759	100,357
Other changes
Fair value of warrants issued	(16,930)
Unpaid debt issuance costs	(2,972)
Amortization of fair value adjustment, discount, and debt issuance costs	4,744
Convertible loan notes converted	(70,000)	(30,000)
Non-cash conversion of loan notes to bonds	0
Other loans and borrowings activity, net	(172)
Total other changes	(85,330)	(30,000)
Changes in loans and borrowings, Ending balance	$ 168,786	$ 70,357